Shughart Thomson & Kilroy, P.C.

120 W. 12th Street, Suite 1600, Kansas City, MO 64105

Phone: (816) 421-3355

Fax (816) 374-0509

www.stklaw.com

June 28, 2005

Steven Jacobs

Branch Chief

US Securities and Exchange Commission

Division of Corporate Finance

Mail Stop: 4561

Washington, D.C. 20549

RE:	DiVall Insured Income Properties 2 Limited Partnership Form 10-K for Fiscal

Year Ended December 31 2004, filed March 4, 2005;

Your File Number: 0-17686

Dear Mr. Jacobs:

On behalf of Bruce A. Provo, the Chief Executive Officer of DiVall Insured Income Properties 2 Limited Partnership (“DiVall 2”), we are responding to your May 27, 2005 letter (the “May 27 Letter”). This letter follows up several telephone conversations between our office and Howard Efron, Staff Accountant, relating to the May 27 Letter. Attached to this letter is an amendment of the Form 10-K for fiscal year ended December 31, 2004 which has been revised to address the concerns set forth in the May 27 Letter. The May 27 Letter comments are reproduced below along with our response to each comment.

May 27 Letter. Management’s Discussion and Analysis of Financial Condition and Results of Operations: Other Investments in Property Information, Page 22.

1. We note your disclosure that the owners of the Panda Buffet have an option to purchase the property that they are currently leasing from you at a price that is in excess of the original cost of the property less accumulated depreciation. Please advise us and disclose in future filings the terms of the purchase option in accordance with Paragraph 16 of SFAS 13. Additionally, please clarify for us your consideration in determining that the Panda Buffet lease should be classified as an operating lease with respect to whether or not the lease contained a bargain purchase option. Reference is made to Paragraph 5(d) of SFAS 13.

Our Response. We have reviewed the Lease to Panda Buffet which provides the Lessee an option to purchase the property during the first five years of the Lease term. The purchase price increases each year if the Lessee has not exercised its option to purchase. The Lease does not provide a “bargain purchase option” as defined in 13 SFAS Paragraph 5(d). The option price is equal to or greater than the fair market value of the property as of the date the option was

Steven Jacobs

June 28, 2005

granted. In no event could the price be considered “sufficiently lower than the expected fair market value of the property at the date the option becomes exercisable that the exercise of the option appears, at the inception of the Lease, to be reasonably assured.” 13 SFAS Paragraph 5(d). Utilizing the base rent reserved under the Lease, the purchase price pursuant to the option constitutes a capitalization rate of 6.8% in the first year, declining to a capitalization rate of 6.34 in the final year of the option.

We have modified the disclosure set forth on Page 22 as well as a conforming modification in the Notes to the Financial Statements on Page 45.

We respectfully suggest that the disclosure requirements set forth in Paragraph 16 of SFAS 13 apply to the disclosures on the lessee’s financial statements or footnotes. Since DiVall 2 is the Lessor, its disclosure should be made in accordance with Paragraph 19 of SFAS 13. We believe that DiVall 2 has complied with the rules.

May 27 Letter. Financial Statements: Leases Page 47.

2. The staff believes that the financial statement of properties leased to single tenants on a long term basis under triple-net leases whose carrying values exceed 20% of the registrant’s total assets are relevant to the investor. Since the properties leased to WenCoast Restaurants appears to exceed 20% of the registrant’s total assets and are leased to a single tenant under a triple-net lease, please amend to provide audited financial statements of the properties or audited financial statements of the tenant, whichever is more relevant. Refer to SAB71 by analogy.

Our Response. Wencoast Restaurants, Inc. (“Wencoast”) does lease 50% of the properties owned by DiVall 2 on a long term triple-net basis. Historically, Wencoast has not provided DiVall 2 with audited financial statements of Wencoast. Following your May 27 Letter, DiVall 2 contacted Wencoast, which has agreed to provide DiVall 2 with Wencoast’s audited financial statements for fiscal years ending December 28, 2003 and January 2, 2005. We have incorporated such financial statements into our 10-K as Exhibit 99.1 and modified Item 7 of the 10-K (page 15) and Note 5 of the Financial Statement (page 47).

May 27 Letter. Exhibit 31. 1.

3. Please amend certification Paragraphs 4 and 5 of Exhibit 31.1 for consistency with Item 601 of Regulation S-K.

Our Response. We have amended Exhibit 31.1 for consistency with Item 601 of Regulation S-K.

The company acknowledges that (i) the company is responsible for the adequacy and accuracy of the disclosures in the filing; (ii) staff comments or changes to disclosures in response to staff comments do not foreclose the Commission from taking any action with respect to the

Steven Jacobs

June 28, 2005

filing; and (iii) the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the Federal Securities Laws of the United States.

We trust that the foregoing is responsive to your comments.

VERY TRULY YOURS,

/s/ JACOB W. BAYER, JR.

JWB:kd

Enclosure

cc:	Howard Efron

Bruce A. Provo